Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31, 2019	December 31, 2018
Office equipment	$392,010	$213,563
Vehicle	32,233	-
Less: accumulated depreciation	(119,976)	(46,106)
	304,267	167,457
Construction in progress	1,585,706	502,448
	$1,889,973	$669,905

As of December 31, 2019 and 2018, the construction in progress primarily consisted of the construction in progress of an office campus and facilities in Beijing on leased land (Note 7). The construction was completed in January 2020 with additional cost of $154,530.

Depreciation expenses totaled $75,021, $23,655 and $13,077 for the years ended December 31, 2019, 2018 and 2017, respectively.